Note C - Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note
C
- Loans and Allowance for Loan Losses

Loans are comprised of the following at
December 31:

	2019	2018
Residential real estate	$310,253	$304,079
Commercial real estate:
Owner-occupied	55,825	61,694
Nonowner-occupied	131,398	117,188
Construction	34,913	37,478
Commercial and industrial	100,023	113,243
Consumer:
Automobile	63,770	70,226
Home equity	22,882	22,512
Other	53,710	50,632
	772,774	777,052
Less: Allowance for loan losses	(6,272)	(6,728)

Loans, net	$766,502	$770,324

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ended
December 31, 2019,
2018
and
2017:

December 31, 2019	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,583	$2,186	$1,063	$1,896	$6,728
Provision for loan losses	98	(1,745)	1,807	840	1,000
Loans charged off	(1,060)	(602)	(1,513)	(1,917)	(5,092)
Recoveries	629	2,089	90	828	3,636
Total ending allowance balance	$1,250	$1,928	$1,447	$1,647	$6,272

December 31, 2018	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,470	$2,978	$1,024	$2,027	$7,499
Provision for loan losses	772	(1,311)	(80)	1,658	1,039
Loans charged off	(874)	(4)	(208)	(2,514)	(3,600)
Recoveries	215	523	327	725	1,790
Total ending allowance balance	$1,583	$2,186	$1,063	$1,896	$6,728

December 31, 2017	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$939	$4,315	$907	$1,538	$7,699
Provision for loan losses	1,016	(632)	658	1,522	2,564
Loans charged off	(745)	(1,067)	(627)	(1,642)	(4,081)
Recoveries	260	362	86	609	1,317
Total ending allowance balance	$1,470	$2,978	$1,024	$2,027	$7,499

The following table presents the balance in the allowance for loan losses and the recorded investment of loans by portfolio segment and based on impairment method as of
December 31, 2019
and
2018:

December 31, 2019	Residential Real Estate		Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$385	$303	$119	$807
Collectively evaluated for impairment		1,250	1,543	1,144	1,528	5,465
Total ending allowance balance		$1,250	$1,928	$1,447	$1,647	$6,272

Loans:
Loans individually evaluated for impairment		$438	$11,300	$4,910	$487	$17,135
Loans collectively evaluated for impairment		309,815	210,836	95,113	139,875	755,639
Total ending loans balance		$310,253	$222,136	$100,023	$140,362	$772,774

December 31, 2018	Residential Real Estate		Commercial Real Estate	Commercial & Industrial		Consumer		Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$98	$	----	$	----	$98
Collectively evaluated for impairment		1,583	2,088		1,063		1,896	6,630
Total ending allowance balance		$1,583	$2,186		$1,063		$1,896	$6,728

Loans:
Loans individually evaluated for impairment		$1,667	$3,835		$7,116	$	----	$12,618
Loans collectively evaluated for impairment		302,412	212,525		106,127		143,370	764,434
Total ending loans balance		$304,079	$216,360		$113,243		$143,370	$777,052

The following table presents information related to loans individually evaluated for impairment by class of loans as of the years ended
December 31, 2019,
2018
and
2017:

December 31, 2019	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Owner-occupied	$2,030	$2,030	$385	$1,375	$197	$197
Commercial and industrial	4,861	4,861	303	4,796	319	319
Consumer:
Automobile	8	8	8	2	----	----
Other	111	111	111	22	9	9

With no related allowance recorded:
Residential real estate	438	438	----	453	23	23
Commercial real estate:
Owner-occupied	1,778	1,778	----	1,902	113	113
Nonowner-occupied	7,492	7,492	----	6,160	477	477
Construction	319	----	----	----	20	20
Commercial and industrial	49	49	----	300	111	111
Consumer:
Home equity	368	368	----	143	19	19

Total	$17,454	$17,135	$807	$15,153	$1,288	$1,288

December 31, 2018	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Nonowner-occupied	$362	$362	$98	$367	$15	$15

With no related allowance recorded:
Residential real estate	1,667	1,667	----	511	101	101
Commercial real estate:
Owner-occupied	2,527	2,527	----	2,475	141	141
Nonowner-occupied	2,368	946	----	1,912	57	57
Construction	336	----	----	----	20	20
Commercial and industrial	7,116	7,116	----	5,802	414	414

Total	$14,376	$12,618	$98	$11,067	$748	$748

December 31, 2017	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Nonowner-occupied	$372	$372	$94	$378	$17	$17

With no related allowance recorded:
Residential real estate	1,420	1,420	----	851	66	66
Commercial real estate:
Owner-occupied	3,427	3,427	----	2,456	184	184
Nonowner-occupied	4,989	3,534	----	3,521	81	81
Construction	352	----	----	----	19	19
Commercial and industrial	9,154	9,154	----	8,544	481	481
Consumer:
Home equity	203	201	----	208	7	7

Total	$19,917	$18,108	$94	$15,958	$855	$855

The recorded investment of a loan is its carrying value excluding accrued interest and deferred loan fees.

Nonaccrual loans and loans past due
90
days or more and still accruing include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified as impaired loans.

The Company transfers loans to other real estate owned, at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu). As of
December 31, 2019
and
December 31, 2018,
other real estate owned for residential real estate properties totaled
$68
and
$134,
respectively. In addition, nonaccrual residential mortgage loans that are in the process of foreclosure had a recorded investment of
$1,780
and
$2,375
as of
December 31, 2019
and
December 31, 2018,
respectively.

The following table presents the recorded investment of nonaccrual loans and loans past due
90
days or more and still accruing by class of loans as of
December 31, 2019
and
2018:

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2019
Residential real estate	$255	$6,119
Commercial real estate:
Owner-occupied	----	863
Nonowner-occupied	----	804
Construction	----	229
Commercial and industrial	----	590
Consumer:
Automobile	239	61
Home equity	----	392
Other	395	91
Total	$889	$9,149

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2018
Residential real estate	$19	$6,661
Commercial real estate:
Owner-occupied	----	470
Nonowner-occupied	362	574
Construction	66	416
Commercial and industrial	31	228
Consumer:
Automobile	270	59
Home equity	91	183
Other	228	86
Total	$1,067	$8,677

The following table presents the aging of the recorded investment of past due loans by class of loans as of
December 31, 2019
and
2018:

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$4,015	$1,314	$1,782	$7,111	$303,142	$310,253
Commercial real estate:
Owner-occupied	383	59	144	586	55,239	55,825
Nonowner-occupied	12	----	697	709	130,689	131,398
Construction	186	19	49	254	34,659	34,913
Commercial and industrial	1,320	312	241	1,873	98,150	100,023
Consumer:
Automobile	986	329	246	1,561	62,209	63,770
Home equity	106	18	279	403	22,479	22,882
Other	559	139	443	1,141	52,569	53,710

Total	$7,567	$2,190	$3,881	$13,638	$759,136	$772,774

December 31, 2018	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,369	$1,183	$1,642	$6,194	$297,885	$304,079
Commercial real estate:
Owner-occupied	298	----	129	427	61,267	61,694
Nonowner-occupied	299	----	747	1,046	116,142	117,188
Construction	31	----	265	296	37,182	37,478
Commercial and industrial	428	192	110	730	112,513	113,243
Consumer:
Automobile	1,287	286	289	1,862	68,364	70,226
Home equity	171	92	260	523	21,989	22,512
Other	593	291	228	1,112	49,520	50,632

Total	$6,476	$2,044	$3,670	$12,190	$764,862	$777,052

Troubled Debt Restructurings:

A troubled debt restructuring (“TDR”) occurs when the Company has agreed to a loan modification in the form of a concession for a borrower who is experiencing financial difficulty.  All TDRs are considered to be impaired.   The modification of the terms of such loans included
one
or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a reduction in the contractual principal and interest payments of the loan; or short-term interest-only payment terms.

The Company has allocated reserves for a portion of its TDRs to reflect the fair values of the underlying collateral or the present value of the concessionary terms granted to the customer.

The following table presents the types of TDR loan modifications by class of loans as of
December 31, 2019
and
December 31, 2018:

	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms		Total TDRs
December 31, 2019
Residential real estate:
Interest only payments	$209	$	----	$209
Commercial real estate:
Owner-occupied
Interest only payments	882		----	882
Reduction of principal and interest payments	1,521		----	1,521
Maturity extension at lower stated rate than market rate	393		----	393
Credit extension at lower stated rate than market rate	393		----	393
Nonowner-occupied
Credit extension at lower stated rate than market rate	395		----	395
Commercial and industrial
Interest only payments	4,574		----	4,574
Reduction of principal and interest payments	185		----	185
Total TDRs	$8,552	$	----	$8,552

	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms		Total TDRs
December 31, 2018
Residential real estate:
Interest only payments	$216	$	----	$216
Commercial real estate:
Owner-occupied
Interest only payments	968		----	968
Reduction of principal and interest payments	529		----	529
Maturity extension at lower stated rate than market rate	469		----	469
Credit extension at lower stated rate than market rate	402			402
Nonowner-occupied
Interest only payments	----		385	385
Rate reduction	----		362	362
Credit extension at lower stated rate than market rate	561		----	561
Commercial and industrial
Interest only payments	4,742		----	4,742
Total TDRs	$7,887		$747	$8,634

At
December 31, 2019,
the balance in TDR loans decreased
$82,
or
1.0%,
from year-end
2018.
The Company’s specific allocations in reserves to customers whose loan terms have been modified in TDRs totaled
$227
at
December 31, 2018,
as compared to
$98
in reserves at
December 31, 2018.
At
December 31, 2019,
the Company had
$941
in commitments to lend additional amounts to customers with outstanding loans that are classified as TDRs, as compared to
$758
at
December 31, 2018.

There were
no
TDR loan modifications that occurred during the year ended
December 31, 2018.
The following tables present the pre- and post-modification balances of TDR loan modifications by class of loans that occurred during the years ended
December 31, 2019
and
2017:

		TDRs Performing to Modified Terms		TDRs Not Performing to Modified Terms
	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification Recorded Investment		Post- Modification Recorded Investment
December 31, 2019
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	1	$1,036	$1,036	$	----	$	----
Commercial and industrial:
Reduction of principal and interest payments	1	199	199		----		----

Total TDRs	2	$1,235	$1,235	$	----	$	----

The TDRs described above increased the provision expense and the allowance for loan losses by
$185
during the year ended
December 31, 2019,
with
no
corresponding charge-offs.

		TDRs Performing to Modified Terms		TDRs Not Performing to Modified Terms
	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification Recorded Investment		Post- Modification Recorded Investment
December 31, 2017
Commercial real estate:
Owner-occupied
Interest only payments	1	$997	$997	$	----	$	----
Credit extension at lower stated rate than market rate	1	412	412		----		----

Total TDRs	2	$1,409	$1,409	$	----	$	----

The TDRs described above had
no
impact on the allowance for loan losses and resulted in
no
charge-offs during the year ended
December 31, 2017.

The Company had
no
TDRs that occurred during the year ended
December 31, 2019
and
December 31, 2017
that experienced any payment defaults within
twelve
months following their loan modification. During the
twelve
months ended
December 31, 2018,
a commercial real estate TDR totaling
$362
became past due
90
days or more. Excluding this
$362
commercial real estate loan, there were
no
other TDRs described above at
December 31, 2018
that experienced any payment defaults within
twelve
months following their loan modification. A default is considered to have occurred once the TDR is past due
90
days or more or it has been placed on nonaccrual. TDR loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The terms of certain other loans were modified during the years ended
December 31, 2019
and
2018
that did
not
meet the definition of a TDR. These loans have a total recorded investment of
$50,586
as of
December 31, 2019
and
$28,738
as of
December 31, 2018.
The modification of these loans primarily involved the modification of the terms of a loan to borrowers who were not
experiencing financial difficulties.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. These risk categories are represented by a loan grading scale from
1
through
11.
The Company analyzes loans individually with a higher credit risk rating and groups these loans into categories called “criticized” and ”classified” assets. The Company considers its criticized assets to be loans that are graded
8
and its classified assets to be loans that are graded
9
through
11.
The Company’s risk categories are reviewed at least annually on loans that have aggregate borrowing amounts that meet or exceed
$750.

The Company uses the following definitions for its
criticized
loan risk ratings:

Special Mention.
Loans classified as special mention indicate considerable risk due to deterioration of repayment (in the earliest stages) due to potential weak primary repayment source, or payment delinquency.  These loans will be under constant supervision, are not
classified and do
not
expose the institution to sufficient risks to warrant classification.  These deficiencies should be correctable within the normal course of business, although significant changes in company structure or policy may
be necessary to correct the deficiencies.  These loans are considered bankable assets with no
apparent loss of principal or interest envisioned.  The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted.  Credits that are defined as a troubled debt restructuring should be graded no
higher than special mention until they have been reported as performing over one
year after restructuring.

The Company uses the following definitions for its
classified
loan risk ratings:

Substandard.
Loans classified as substandard represent very high risk, serious delinquency, nonaccrual, or unacceptable credit. Repayment through the primary source of repayment is in jeopardy due to the existence of one
or more well defined weaknesses and the collateral pledged
may
inadequately protect collection of the loans. Loss of principal is not
likely if weaknesses are corrected, although financial statements normally reveal significant weakness. Loans are still considered collectible, although loss of principal is more likely than with special mention loan grade
8
loans. Collateral liquidation is considered likely to satisfy debt.

Doubtful
.
Loans classified as doubtful display a high probability of loss, although the amount of actual loss at the time of classification is undetermined. This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification. These loans exhibit all substandard characteristics with the addition that weaknesses make collection or liquidation in full highly questionable and improbable. This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonable specific pending factors which may
strengthen the credit can be more accurately determined. These factors may
include proposed acquisitions, liquidation procedures, capital injection, and receipt of additional collateral, mergers, or refinancing plans. A doubtful classification for an entire credit should be avoided when collection of a specific portion appears highly probable with the adequately secured portion graded substandard.

Loss
.
Loans classified as loss are considered uncollectible and are of such little value that their continuance as bankable assets is not
warranted. This classification does
not
mean that the credit has absolutely
no
recovery or salvage value, but rather it is
not
practical or desirable to defer writing off this asset yielding such a minimum value even though partial recovery may
be affected in the future. Amounts classified as loss should be promptly charged off.

Criticized and classified loans will mostly consist of commercial and industrial and commercial real estate loans. The Company considers its loans that do not
meet the criteria for a criticized and classified asset rating as pass rated loans, which will include loans graded from
1
(Prime) to
7
(Watch). All commercial loans are categorized into a risk category either at the time of origination or re-evaluation date.

As of
December 31, 2019
and
December 31, 2018,
and based on the most recent analysis performed, the risk category of commercial loans by class of loans is as follows:

December 31, 2019	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$49,486	$2,889	$3,450	$55,825
Nonowner-occupied	123,847	----	7,551	131,398
Construction	34,864	----	49	34,913
Commercial and industrial	89,749	298	9,976	100,023
Total	$297,946	$3,187	$21,026	$322,159

December 31, 2018	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$50,474	$7,724	$3,496	$61,694
Nonowner-occupied	115,170	----	2,018	117,188
Construction	37,321	----	157	37,478
Commercial and industrial	92,417	6,536	14,290	113,243
Total	$295,382	$14,260	$19,961	$329,603

The Company also obtains the credit scores of its borrowers upon origination (if available by the credit bureau) but not
thereafter. The Company focuses mostly on the performance and repayment ability of the borrower as an indicator of credit risk and does not
consider a borrower’s credit score to be a significant influence in the determination of a loan’s credit risk grading.

For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  The following table presents the recorded investment of residential and consumer loans by class of loans based on payment activity as of
December 31, 2019
and
December 31, 2018:

	Consumer
December 31, 2019	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$63,470	$22,490	$53,224	$303,879	$443,063
Nonperforming	300	392	486	6,374	7,552
Total	$63,770	$22,882	$53,710	$310,253	$450,615

	Consumer
December 31, 2018	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$69,897	$22,238	$50,318	$297,399	$439,852
Nonperforming	329	274	314	6,680	7,597
Total	$70,226	$22,512	$50,632	$304,079	$447,449

The Company, through its subsidiaries, grants residential, consumer, and commercial loans to customers located primarily in the southeastern area of Ohio as well as the western counties of West Virginia.  Approximately
5.00%
of total loans were unsecured at
December 31, 2019,
down from
5.02%
at
December 31, 2018.